LEASE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Lease Expenses
Lease expenses
IN MILLIONS OF USD	2019	2018	2017
Lease expenses relating to variable lease payments 1	(136.6)	(441.1)	(414.0)
Lease expenses low value contracts	(1.0)	–	–
Sublease income	6.4	12.5	11.6
Total	(131.2)	(428.6)	(402.4)

1	Short-term and low value leases are not material.